Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2022	488	1,661	174	10,785	13,108
Issued during the year[1]:
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)	–	–	–	838	838
	–	–	–	838	838
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	–	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	–	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	–	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	–	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	–	(502)	(502)
	–	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	8	(6)	–	699	701
Other movements (cash and non-cash)[2]	(26)	(1)	2	(1,710)	(1,735)
At 31 December 2022	470	–	150	10,110	10,730
Issued during the year[1]:
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)	–	–	–	747	747
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)	–	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	–	382	382
	–	–	–	1,417	1,417
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	–	(155)	(155)
5.5% Dated Subordinated Notes 2023 (£850 million)	–	–	–	(850)	(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)	–	–	–	(643)	(643)
8.75% Perpetual Subordinated Bonds (£100 million)	–	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–	–
	–	–	(5)	(1,740)	(1,745)
Foreign exchange movements	(2)	–	–	(379)	(381)
Other movements (cash and non-cash)[2]	(2)	–	(1)	235	232
At 31 December 2023	466	–	144	9,643	10,253
1    Issuances in the year generated cash inflows of £1,417 million (2022: £838 million); the repurchases and redemptions resulted in cash outflows of £1,745 million (2022: £2,216 million).
2    Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £623 million (2022: £603 million) offset by the interest expense in respect of subordinated liabilities of £712 million (2022: £681 million).
Note 39: Subordinated liabilities continued

Schedule of Preference Shares

				2023		2022
	2023 Number of shares	2022 Number of shares	2021 Number of shares	£m	% of share capital	£m	% of share capital	2021 £m
6% Non-cumulative Redeemable Preference shares of GBP0.25	400	400	400	–	–	–	–	–
6.475% Non-cumulative Preference shares of GBP0.25	47,273,816	47,273,816	47,273,816	12	0.07	12	0.07	12
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	252,510,147	252,510,147	252,510,147	63	0.40	63	0.37	63
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	43,630,285	43,630,285	43,630,285	11	0.07	11	0.06	11
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	48,990	48,990	–	–	–	–	–
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	37,627	37,627	–	–	–	–	–